Management of Financial Risk (Disclosure of Nature and Extent Arising from Financial Instruments - Commodity Price Risk) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / T	Dec. 31, 2019 USD ($)	Feb. 11, 2021 $ / T	Dec. 31, 2020 $ / gal	Dec. 31, 2020	Dec. 31, 2020 USD ($)
Entering in to Derivative Contract [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate quantity of zero cost collars			6,237
Floor Price | $ / T			2,000
Cap Price | $ / T			2,125
Silver Commodity Type [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 1,338
Change percentage, commodity	(10.00%)
Gold Commodity Type [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in sales due to price changes of commodity	$ 3,307	$ 368
Gold Commodity Type [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 561
Change percentage, commodity	(10.00%)
Lead Commodity [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 195
Change percentage, commodity	(10.00%)
Zinc Commodity [member] | Entering in to Derivative Contract [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate quantity of zero cost collars					12,300
Floor Price | $ / T	2,600
Cap Price | $ / T	2,900
Zinc Commodity [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 253
Change percentage, commodity	(10.00%)
Heating Oil Commodity [Member] | Entering in to Derivative Contract [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate quantity of zero cost collars					720,000
Floor Price | $ / gal				1.40
Cap Price | $ / gal				1.6150
Heating Oil Commodity [Member] | Entering in to Derivative Contract [Member] | Swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate forward- swap				1.52	720,000
Jet Fuel Commodity [Member] | Entering in to Derivative Contract [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate quantity of zero cost collars					1,680,000
Floor Price | $ / gal				1.30
Cap Price | $ / gal				1.4775
Jet Fuel Commodity [Member] | Entering in to Derivative Contract [Member] | Swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Aggregate forward- swap				1.438	1,680,000
Non-Revolving Credit Facility [Member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowing capacity						$ 40,000